Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Disclosure segment information [text block]
in 000€	Materialise Software	Materialise Medical	Materialise Manufacturing	Total segments	Unallocated (1)	Consolidated
For the year ended December 31, 2020
Revenues	39,054	61,729	69,635	170,418	31	170,449
Segment Adjusted EBITDA	13,383	13,915	2,548	29,847	(9,468)	20,378
Segment Adjusted EBITDA %	34.3%	22.5%	3.7%	17.5%	−	12.0%
For the year ended December 31, 2019
Revenues	41,654	60,808	94,156	196,618	61	196,679
Segment Adjusted EBITDA	13,812	10,774	12,154	36,740	(10,084)	26,656
Segment Adjusted EBITDA %	33.2%	17.7%	12.9%	18.7%	−	13.6%
For the year ended December 31, 2018
Revenues	37,374	52,252	94,956	184,582	139	184,721
Segment Adjusted EBITDA	11,536	10,252	10,785	32,573	(9,047)	23,526
Segment Adjusted EBITDA %	30.9%	19.6%	11.4%	17.6%	−	12.7%

Disclosure of segment EBITDA [text block]

	For the year ended December 31,
in 000€	2020	2019*	2018
Segment Adjusted EBITDA	29,847	36,740	32,573
Depreciation, amortization and impairment	(19,775)	(19,278)	(17,287)
Corporate research and development	(2,824)	(1,859)	(1,913)
Corporate headquarter costs	(11,719)	(11,077)	(10,358)
Other operating income (expense)	3,668	2,410	2,149
Fair value adjustment 50% RS Print	770	−	−
Impairments	(4,606)	−	−
Operating (loss)/ profit	(4,639)	6,936	5,164
Financial expenses	(5,995)	(3,682)	(4,864)
Financial income	2,452	1,377	3,627
Income taxes	949	(2,595)	(425)
Share in loss of joint venture	(39)	(392)	(475)
Net profit (loss) for the year	(7,272)	1,644	3,027

Disclosure of revenue by geographical areas [text block]
	As of December 31,
in 000€	2020	2019	2018

United States of America	47,266	56,235	42,217
Americas other than USA	5,297	3,395	1,700
Belgium	7,048	7,917	9,350
Germany	17,087	31,185	30,436
France	11,586	20,110	22,282
Switzerland	12,587	14,907	13,135
United Kingdom	7,725	13,804	11,946
Italy	5,876	6,707	4,392
Netherlands	6,943	5,825	7,382
Other Europe	31,518	17,329	21,455
Asia Pacific	17,516	19,265	20,426
Total	170,449	196,679	184,721

Disclosure of non-current assets by geographical areas [text block]
	As of December 31,
in 000€	2020	2019	2018

United States of America (USA)	3,441	4,194	3,953
Americas other than USA	3,454	8,374	62
Belgium	62,810	49,426	48,873
Germany	58,305	57,918	56,096
Poland	13,437	15,506	16,206
Rest of Europe	9,087	10,410	10,125
Asia-Pacific	2,052	2,658	1,039
Total	152,586	148,486	136,354